Investments (Investment-Related Cash Flow Schedule)(Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments [Abstract]
Proceeds from sale of equity sales		$ 6,799,194	$ 8,287,182	$ 412,532
Realized gain (loss) on equity securities		4,173,141	5,051,406	(79,793)
Realized losses due to other-than-temporary impairment of equity securities	$ 400,000	$ 0	$ (415,287)	$ (858,787)